CRYPTOCURRENCIES (FY) (Details) - USD ($)		6 Months Ended			12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cryptocurrencies [Line Items]
Beginning balances		$ 2,175,000	$ 6,187,000		$ 6,187,000		$ 9,582,000		$ 1,087,000
Ending balances		10,336,000	3,102,000		2,175,000		6,187,000		9,582,000
Gains (losses) on fair value changes of cryptocurrency							(3,735,000)
Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Beginning balances		2,086,000	6,088,000		6,088,000		9,527,000		1,087,000
Ending balances		10,186,000	3,006,000		2,086,000		6,088,000		9,527,000
Cost:
Cryptocurrencies [Line Items]
Beginning balances		2,179,000	6,697,000		6,697,000		9,656,000		1,194,000
Additions		133,520,000	554,586,000		865,333,000		655,028,000		172,530,000
Cryptocurrencies received on behalf of related parties	[1]								6,312,000
Cryptocurrencies paid on behalf of related parties	[1]						(24,852,000)
Disposals		(125,360,000)	(357,113,000)		(569,854,000)		(562,894,000)		(170,380,000)
Loan to a third party	[2]						(10,222,000)
Purchase of cryptocurrency-denoted wealth management product from a related party			(149,972,000)	[3]	(149,972,000)	[4]	(30,004,000)	[4]
Loan to related parties			(50,025,000)	[5]	(150,025,000)	[6]	(30,015,000)	[6]
Ending balances		10,339,000	4,173,000		2,179,000		6,697,000		9,656,000
Cost: | Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Beginning balances		2,090,000	6,598,000		6,598,000		9,601,000		1,194,000
Additions		127,589,000	481,077,000		586,117,000		575,730,000		172,475,000
Cryptocurrencies received on behalf of related parties	[1]								6,312,000
Cryptocurrencies paid on behalf of related parties	[1]						(24,852,000)
Disposals		(119,490,000)	(318,622,000)		(425,649,000)		(513,655,000)		(170,380,000)
Loan to a third party	[2]						(10,222,000)
Purchase of cryptocurrency-denoted wealth management product from a related party			(149,972,000)	[3]	(149,972,000)	[4]	(30,004,000)	[4]
Loan to related parties			(15,004,000)	[5]	(15,004,000)	[6]
Ending balances		10,189,000	4,077,000		2,090,000		6,598,000		9,601,000
Impairment:
Cryptocurrencies [Line Items]
Beginning balances		(4,000)	(510,000)		(510,000)		(74,000)		(107,000)
Additions			(561,000)				(436,000)
Disposals		1,000			506,000				33,000
Ending balances		(3,000)	(1,071,000)		(4,000)		(510,000)		(74,000)
Impairment: | Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Beginning balances		(4,000)	(510,000)		(510,000)		(74,000)		(107,000)
Additions			(561,000)				(436,000)
Disposals		1,000			506,000				33,000
Ending balances		$ (3,000)	$ (1,071,000)		$ (4,000)		$ (510,000)		$ (74,000)

[1]	Cryptocurrencies or cryptocurrencies other than USDC received and paid on behalf of related parties represent the net effect of cryptocurrency or cryptocurrencies other than USDC transferred through the wallets held by the Group relating to transactions arising from Bitmain and BTC’s businesses during the Carve-out Period.
[2]	Represent an unsecured, interest-free cryptocurrency loan the Group made to a third party. The lending was collected in full as of December 31, 2021. The Group recorded approximately US$3,735,000 loss on change in fair value of cryptocurrencies lent for the year ended December 31, 2021.
[3]	Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party. All such wealth management products were fully redeemed as of June 30, 2022 and the redemptions are included in the additions of cryptocurrencies above. Also see Note 22.
[4]	Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party. All such wealth management products were fully redeemed as of December 31, 2021 and 2022 and the redemptions are included in the additions of cryptocurrencies above. Also see Note 20.
[5]	Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of June 30, 2022 and the collections are included in the additions of cryptocurrencies above. Also see Note 22.
[6]	Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of December 31, 2021 and 2022 and the collections are included in the additions of cryptocurrencies above. Also see Note 20.